Condensed Financial Information of DHT Holdings, Inc. (parent company only), Condensed Statement of Cash Flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Cash flows from operating activities [Abstract]
Profit for the year	$ 210,962		$ 181,460		$ 161,397
Items included in net income not affecting cash flows [Abstract]
Impairment charge	0		(27,909)		0
Compensation related to options and restricted stock	4,380		4,290		3,233
Changes in operating assets and liabilities [Abstract]
Accounts payable and accrued expenses	(1,592)		2,790		(5,232)
Net cash provided by operating activities	276,650		298,654		251,411
Cash flows from investing activities [Abstract]
Net cash used in investing activities	(166,421)		(97,032)		(124,977)
Cash flows from financing activities [Abstract]
Cash dividends paid	(118,913)		(161,396)		(186,672)
Purchase of treasury shares	0		(13,196)		(18,808)
Net cash used in financing activities	(109,495)		(197,908)		(177,763)
Net increase/(decrease) in cash and cash equivalents	734		3,713		(51,329)
Cash and cash equivalents at beginning of period	78,143	[1],[2]	74,738		125,948
Cash and cash equivalents at end of period	79,034	[1],[2]	78,143	[1],[2]	74,738
Parent Company [Member]
Cash flows from operating activities [Abstract]
Profit for the year	212,433		256,746		110,206
Items included in net income not affecting cash flows [Abstract]
Impairment charge	954		999		699
Compensation related to options and restricted stock	2,949		2,786		2,168
Changes in operating assets and liabilities [Abstract]
Accounts receivable and prepaid expenses	(60)		64		105
Accounts payable and accrued expenses	569		(735)		858
Amounts due to related parties	(100,436)		(75,608)		10,574
Net cash provided by operating activities	116,407		184,252		124,611
Cash flows from investing activities [Abstract]
Investments in subsidiaries	(6,131)		0		0
Loan to subsidiaries	0		0		60,180
Net cash used in investing activities	(6,131)		0		60,180
Cash flows from financing activities [Abstract]
Cash dividends paid	(118,913)		(161,396)		(186,672)
Purchase of treasury shares	0		(13,196)		(18,808)
Net cash used in financing activities	(118,913)		(174,591)		(205,480)
Net increase/(decrease) in cash and cash equivalents	(8,637)		9,661		(20,689)
Cash and cash equivalents at beginning of period	18,573		8,912		29,601
Cash and cash equivalents at end of period	$ 9,936		$ 18,573		$ 8,912

[1]	Cash and cash equivalents include $389 thousand in restricted cash in 2025 and $339 thousand in restricted cash in 2024, including employee withholding tax.
[2]	Amounts carried at amortized cost.